Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
Goodwill
8. Goodwill
Changes in the carrying amount of goodwill by segment for the years ended December 31, 2009 and 2010 are as follows:

	Primary	Secondary	Real estate
	real estate	real estate	information	Real estate
	agency	brokerage	and consulting	online	Other
	services	services	services	services	services	Total
	$	$	$	$	$	$
Balance as of January 1, 2009	2,681,378	73,024	4,028,514	—	674,847	7,457,763
Goodwill recognized upon acquisition	—	—	322,275	444,885,665	—	445,207,940
Exchange rate translation	2,511	68	—	—	(8,590)	(6,011)

Balance as of December 31, 2009	2,683,889	73,092	4,350,789	444,885,665	666,257	452,659,692
Goodwill recognized upon acquisition	—	—	—	396,736	—	396,736
Exchange rate translation	81,084	2,208	—	—	—	83,292

Balance as of December 31, 2010	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720